Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property Plant And Equipment [Abstract]
Summary of Property and Equipment
	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Buildings	1,909,633	2,721,086	426,998
Data center equipment	3,945,877	4,607,321	722,989
Furniture and office equipment	11,934	17,086	2,681
Computers and network equipment	16,677	14,858	2,332
Motor vehicles	6,868	10,001	1,569
Purchased software	6,984	12,763	2,003
Leasehold improvements	36,358	48,674	7,638
Construction in progress	1,196,551	3,218,617	505,071
	7,130,882	10,650,406	1,671,281
Less: accumulated depreciation	(707,052)	(1,222,815)	(191,886)
Property and equipment, net	6,423,830	9,427,591	1,479,395